Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted loss per ordinary share
Accordingly, basic and diluted (loss) income per ordinary share is calculated as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Class A ordinary shares subject to possible redemption
Numerator: Net (loss) income allocable to Class A ordinary shares subject to possible redemption
Net (loss) income	$(259,121)	$9,245,674	$9,661,765	$4,344,114
Less: Allocation of (loss) income to Class B ordinary shares	(51,824)	1,849,135	1,932,353	1,126,085

Proportionate share of net (loss) income	$(207,297)	$7,396,539	$7,729,412	$3,218,029

Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	34,500,000	34,500,000	34,500,000	23,635,359

Basic and diluted net (loss) income per share	$(0.01)	$0.21	$0.22	$0.14

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Class B ordinary shares
Numerator: Net (loss) income allocable to Class B ordinary shares
Net (loss) income	$(259,121)	$9,245,674	$9,661,765	$4,344,114
Less: Allocation of net (loss) income to Class A ordinary shares subject to possible redemption	(207,297)	7,396,539	7,729,412	3,218,029

Proportionate share of net (loss) income	$(51,824)	$1,849,135	$1,932,353	$1,126,085

Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,625,000	8,625,000	8,625,000	8,270,718

Basic and diluted net (loss) income per share	$(0.01)	$0.21	$0.22	$0.14

Accordingly, basic and diluted income per ordinary share is calculated as follows:

	For the Year Ended December 31, 2021	For the period from December 18, 2020 (inception) through December 31, 2020
Class A Ordinary Shares
Numerator: Net loss allocable to Class A ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class B ordinary shares	(232,904)	—

Proportionate share of net loss	$(802,476)	$(7,948)

Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	29,112,329	—

Basic and diluted net loss per share	$(0.03)	$0.00

Class B Ordinary Shares
Numerator: Net loss allocable to Class B ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class A ordinary shares	(802,476)	(7,948)

Proportionate share of net loss	$(232,904)	$—
Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,449,315	—

Basic and diluted net loss per share	$(0.03)	$—

Summary Of Ordinary Shares Subject To Redemption
As
of June 30, 2022 and December 31, 2021, the Class A ordinary shares subject to redemption reflected on the condensed balance sheets are reconciled in the following table:

Gross Proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(15,007,500)
Class A ordinary shares issuance costs	(18,671,929)
Plus:
Remeasurement of carrying value to redemption value	33,679,429
Interest earned on Trust Account	31,308

Class A ordinary shares subject to possible redemption at December 31, 2021	$345,031,308
Interest earned on Trust Account	534,374

Class A ordinary shares subject to possible redemption at June 30, 2022	$345,565,682

As of December 31, 2021, the ordinary shares subject to redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from public issuance	$345,000,000
Less:
Proceeds allocated to public warrants	(15,007,500)
Class A ordinary shares issuance cost	(18,671,929)
Add:
Accretion of carrying value to redemption value	33,679,429
Interest earned on Trust	31,308

Class A ordinary shares subject to redemption	$345,031,308